Basis of presentation and significant accounting policies (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 12, 2012 Oil and natural gas properties located in Glasscock County, Texas
Business combinations
Contract price						$ 20,500,000
Related party transactions
Net oil and natural gas sales	37,740,000	33,533,000	79,300,000	35,000,000	7,288,000
Oil and natural gas sales receivable	$ 5,504,000		$ 6,845,000	$ 4,435,000